PROPERTY AND EQUIPMENT, Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Lease liabilities [Abstract]
Total lease liabilities	$ 74,712	$ 69,234
Current	12,668	10,632
Non Current	$ 62,044	$ 58,602